Financial Instruments - Summary of Hedge Derivative Instruments and Their Corresponding Hedged Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Interest rate risk [Member] | Interest rate hedge [Member] | Swap one [Member]
Disclosure Of Hedge Accounting [Line Items]
Type of Hedge Instrument	SWAP
Description of hedged risk	Interest rate
Description of hedged item	Bank loans
Fair Value of Hedged Item 12-31-2017 ThUS$	$ 11,214	$ (20,200)	$ (421)
Interest rate risk [Member] | Interest rate hedge [Member] | Swap Two [Member]
Disclosure Of Hedge Accounting [Line Items]
Type of Hedge Instrument	SWAP
Description of hedged risk	Interest rate
Description of hedged item	Unsecured obligations (bonds)
Fair Value of Hedged Item 12-31-2017 ThUS$		(60)	2,638
Currency risk [Member] | Exchange rate hedge [Member] | Swap three [Member]
Disclosure Of Hedge Accounting [Line Items]
Type of Hedge Instrument	SWAP
Description of hedged risk	Exchange rate
Description of hedged item	Bank loans
Fair Value of Hedged Item 12-31-2017 ThUS$	$ (16,287)	6	(443)
Currency risk [Member] | Exchange rate hedge [Member] | Swap four [Member]
Disclosure Of Hedge Accounting [Line Items]
Type of Hedge Instrument	SWAP
Description of hedged risk	Exchange rate
Description of hedged item	Bank loans
Fair Value of Hedged Item 12-31-2017 ThUS$	$ 1,607	242
Currency risk [Member] | Exchange rate hedge [Member] | Swap five [Member]
Disclosure Of Hedge Accounting [Line Items]
Type of Hedge Instrument	SWAP
Description of hedged risk	Exchange rate
Description of hedged item	Unsecured obligations (bonds)
Fair Value of Hedged Item 12-31-2017 ThUS$			(95,705)
Currency risk [Member] | F | Forward one [Member]
Disclosure Of Hedge Accounting [Line Items]
Type of Hedge Instrument	FORWARD
Description of hedged risk	Exchange rate
Description of hedged item	Other
Fair Value of Hedged Item 12-31-2017 ThUS$			(28)
Currency risk [Member] | F | Forward two [Member]
Disclosure Of Hedge Accounting [Line Items]
Type of Hedge Instrument	FORWARD
Description of hedged risk	Exchange rate
Description of hedged item	Unsecured obligations (bonds)
Fair Value of Hedged Item 12-31-2017 ThUS$	$ 48	10
Currency risk [Member] | F | Forward three [Member]
Disclosure Of Hedge Accounting [Line Items]
Type of Hedge Instrument	FORWARD
Description of hedged risk	Exchange rate
Description of hedged item	Operating costs
Fair Value of Hedged Item 12-31-2017 ThUS$	$ 136	$ (1,068)	$ (1,365)